Schedule of changes in the allowance for credit losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Credit Loss [Abstract]
Balance at beginning of period	$ 215,603	$ 493,290
Provision (recoveries) for expected credit losses	257,166	(178,221)
Write-offs	(322,467)	(164,892)
Other adjustments / foreign currency translation	3,352	(631)
Balance at end of period	$ 153,654	$ 149,546